CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 202,107	$ 162,237
Restricted cash	12,334	9,527
Accounts receivable, net	42,047	21,873
Insurance claims	288	2,569
Due from related companies (Note 2)	1,895	1,084
Advances and other	10,341	13,097
Inventories	15,941	19,660
Prepaid insurance and other	2,403	2,354
Current portion of financial instruments-Fair value (Note 15)	2,443	140
Total current assets	289,799	232,541
INVESTMENTS (Note 3)	1,000	1,000
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 15)	0	1,438
FIXED ASSETS (Note 5)
Advances for vessels under construction	188,954	58,521
Vessels	2,834,289	2,710,418
Accumulated depreciation	(635,135)	(537,350)
Vessels' Net Book Value	2,199,154	2,173,068
Total fixed assets	2,388,108	2,231,589
DEFERRED CHARGES, net (Note 6)	20,190	17,331
Total assets	2,699,097	2,483,899
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	228,492	126,361
Payables	33,052	52,319
Due to related companies (Note 2)	10,136	6,930
Dividends payable	5,083	0
Accrued liabilities	19,255	16,628
Accrued bank interest	5,933	6,058
Unearned revenue	9,897	14,014
Current portion of financial instruments-Fair value (Note 15)	15,434	5,962
Total current liabilities	327,282	228,272
LONG-TERM DEBT, net of current portion (Note 7)	1,189,844	1,253,937
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 15)	4,059	4,027
STOCKHOLDERS' EQUITY:
Preferred shares, $1.00 par value; 15,000,000 authorized and 2,000,000 Series B Preferred Shares and 2,000,000 Series C Preferred Shares issued and outstanding at December 31, 2014 and December 31, 2013	4,000	4,000
Common stock, $ 1.00 par value; 185,000,000 and 85,000,000 shares authorized at December 31, 2014 and December 31, 2013 respectively; 84,712,295 and 57,969,448 shares issued and outstanding at December 31, 2014 and 2013 respectively.	84,712	57,969
Additional paid-in capital	650,536	500,737
Accumulated other comprehensive loss	(10,290)	(6,789)
Retained earnings	437,565	430,548
Total Tsakos Energy Navigation Limited stockholders' equity	1,166,523	986,465
Noncontrolling Interest (Note 12)	11,389	11,198
Total stockholders' equity	1,177,912	997,663
Total liabilities and stockholders' equity	$ 2,699,097	$ 2,483,899